12 Property, plant and equipment (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Description of property, plant and equipment shutdowns duration		The Company makes shutdowns in regular intervals that vary from two to six years to perform these activities.
Capitalized financial charges			R$ 178,055
Depreciation rate, property, plant and equipment		6.47%	8.78%
Acquisition of property, plant and equipment with payment installments		R$ 103,315
Projects and Stoppage in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment preparation phase or ongoing		1,400,667
Property, plant and equipment capitalized financial charges		419,244
Property, plant and equipment inventories of spare parts		430,418
Capitalized financial charges	[1]	198,201	R$ 178,055
Projects and Stoppage in Progress [Member] | Braskem America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment preparation phase or ongoing		2,611,034
Projects and Stoppage in Progress [Member] | BRAZIL [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment preparation phase or ongoing		R$ 98,879

[1]	On December 31, 2019, the main amounts recorded under this item corresponded to expenses with scheduled maintenance shutdowns in Brazil and at overseas plants that are either in the preparation phase or ongoing (R$1,400,667), capitalized financial charges (R$419,244), inventories of spare parts (R$430,418), strategic projects ongoing in Brazil (R$98,879) and in Braskem America (R$2,611,034). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.